Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Valuation reserves for other deferred tax assets	$ 7,390	$ 11,474	$ 8,017
Domestic net operating loss carryforward	17,294
Foreign net operating losses carryforward	71,541
Effect of the repatriation provisions of the American Jobs Creation Act of 2004 and the provisions of the Income Taxes Topic of the ASC	4,411	7,572	(491)
Retained earnings invested by foreign subsidiaries for which provision was not made	7,014
Undistributed foreign earnings	1,294
Interest related to 2008 tax year	1,991
Unrecognized tax benefits adjusted	27,767	25,011	25,569
Amount of unrecognized tax benefits where significant change is reasonably possible	5,551
Income tax interest and penalties	103	1,532	1,163
Accrued income tax interest and penalties	$ 6,246	$ 6,178	$ 8,095